SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule Of Total Revenues And Long-Lived Assets By Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	$ 72,764	$ 27,864	$ 33,459
Long-lived assets	3,202	3,695
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	65,000	5,000	10,000
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,201	3,677
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from sales to customers	7,764	22,864	$ 23,459
Long-lived assets	$ 1	$ 18